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July 15, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re: ING Mutual Funds

(File Nos. 033-56094; 811-07428)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 148 ("Amendment") to the Registration Statement of ING Mutual Funds. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), as amended and shall become effective on September 30, 2011.

This Amendment is being filed for the purpose of registering Class I shares of a new series, ING Emerging Markets Equity Fund.

Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Kim Springer at 480.477.2674.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

ING U.S. Legal Services

Attachment

cc:

Huey P. Falgout, Jr., Esq.

 ING Investments, LLC

Reza Pishva

 Dechert LLP